Federal Income Tax	12 Months Ended
Dec. 31, 2013
Federal Income Tax
Federal Income Tax

Note 9 - Federal Income Tax

Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be reversed. The Company and the Bank file a consolidated Federal income tax return.

The analysis of the consolidated provision for federal income tax is as follows:

	Year Ended December 31
	2013	2012

Current provision	$—	$—
Deferred benefit	(57)	(138)
Change in valuation allowance	57	138

Total	$—	$—

A reconciliation of the federal income tax expense and the amount computed by applying the statutory federal income tax rate (34 percent) to income before federal income tax is as follows:

	Year Ended December 31
	2013	2012

Tax (benefit) expense at statutory rate	$19	$(73)
Increase (decrease) from:
Change in valuation allowance	57	138
Tax-exempt interest	(52)	(52)
Other	(24)	(13)

Total income tax expense	$—	$—

The net deferred tax asset was comprised of the following temporary differences:

	December 31
	2013	2012
Deferred tax assets:
Other real estate owned	$92	$96
Non-accrual loan interest	49	65
Directors’ benefit plan	272	274
Net operating loss carryforward	3,684	3,536
Investment in subsidiary	784	784
Net deferred loan origination fees	101	109
Unrealized loss on available-for-sale securities	83	—
Other	246	192

Total deferred tax assets	5,311	5,056

Less: valuation allowance	3,223	3,166

Deferred tax liabilities:
Allowance for loan losses	322	158
Mortgage servicing rights	292	345
Partnership losses	124	117
Unrealized gain on available-for-sale securities	—	385
Depreciation	344	343
Other	207	211

Total deferred tax liabilities	1,289	1,559

Net deferred tax asset	$799	$331

The Company has net operating loss carryforwards of approximately $10.8 million generated from December 31, 2007 through December 31, 2013 that are available to reduce total taxable income through the years ending December 31, 2033.

For tax years beginning prior to January 1, 1996, a qualified thrift institution was allowed a bad debt deduction for tax purposes based on a percentage of taxable income or on actual experience. The Bank used the percentage of taxable income method through December 31, 1995.

A deferred tax liability has not been recognized for the tax bad debt base year reserves of the Bank. The base year reserves are the balance of reserves as of December 31, 1987. At December 31, 2013 and 2012, the amount of those reserves was approximately $60. The amount of the unrecognized deferred tax liability at December 31, 2013 and 2012 was approximately $20.